Operating Cash Flow - Schedule of additional supplementary cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Operating Cash Flow [Abstract]
Property, plant and equipment in accounts payable	$ 19,751	$ 21,265
Right-of-use asset additions	24,405	0
Capitalized borrowing costs	2,385	511
Interest paid	$ 2,527	$ 252